Leases - Lease Cost Information (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Leases [Abstract]
Operating lease costs	$ 1,312	$ 2,628
Short term lease cost	49	49
Net Lease Costs	$ 1,361	$ 2,677